Share Based Compensation - Summary of RSAs Activity (Detail) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSAs, Unvested, Beginning balance	313,330	50,000
Number of RSAs, Granted	950,000	880,000	50,000
Number of RSAs, Vested	(435,623)	(616,670)
Number of RSAs, Forfeited	(7,500)
Number of RSAs, Unvested, Ending balance	820,207	313,330	50,000
Weighted average grant date fair value, Unvested, Beginning Balance	$ 12.97	$ 10.85
Weighted average grant date fair value, Granted	15.15	12.69	$ 10.85
Weighted average grant date fair value, Vested	14.96	12.40
Weighted average grant date fair value, Forfeited	13.05
Weighted average grant date fair value, Unvested, Ending Balance	$ 14.43	$ 12.97	$ 10.85
Weighted average remaining contractual life, Unvested	9 years 7 months 6 days	9 years 9 months 18 days	9 years 7 months 13 days
Aggregate intrinsic value, Unvested	$ 10,933	$ 4,184	$ 544